Summary of Significant Accounting Policies - Summary of Quantitative Information with Respect to Significant Unobservable Inputs (Detail)		12 Months Ended
	May 17, 2017	Dec. 31, 2016
Fair Value Inputs, Quantitative Information [Abstract]
Volatility	70.00%	80.00%
Risk free rate	1.44%	1.84%
Discount for lack of marketability	0.00%	20.00%